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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number	811-21989

AGIC Equity & Convertible Income Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105

(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	January 31, 2011

Date of Reporting Period:	October 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

AGIC Equity & Convertible Income Fund Schedule of Investments
October 31, 2010 (unaudited)

Shares
(000s)		Value*

COMMON STOCK—71.4%
	Aerospace & Defense—1.3%
74	L-3 Communications Holdings, Inc.	$5,363,717

	Auto Components—1.9%
226	Johnson Controls, Inc.	7,933,608

	Automobiles—1.7%
497	Ford Motor Co. (a)	7,028,262

	Beverages—5.4%
149	Coca-Cola Co. (b)	9,106,020
127	Molson Coors Brewing Co. —Cl. B	6,012,379
114	PepsiCo, Inc.	7,444,200

		22,562,599

	Biotechnology—1.6%
164	Gilead Sciences, Inc. (a)	6,505,880

	Communications Equipment—5.6%
39	Aviat Networks, Inc. (a)	175,757
284	Cisco Systems, Inc. (a)	6,488,286
156	Harris Corp.	7,027,045
142	Qualcomm, Inc.	6,399,434
61	Research In Motion Ltd. (a)	3,462,560

		23,553,082

	Computers & Peripherals—5.4%
26	Apple, Inc. (a)(b)	7,732,359
344	EMC Corp. (a)	7,231,642
53	International Business Machines Corp. (b)	7,567,720

		22,531,721

	Diversified Financial Services—0.8%
84	JP Morgan Chase & Co.	3,153,394

	Diversified Telecommunication Services—1.7%
48	Frontier Communications Corp.	425,725
202	Verizon Communications, Inc.	6,558,940

		6,984,665

	Electric Utilities—1.0%
54	Entergy Corp.	4,039,675

	Electronic Equipment, Instruments & Components—1.8%
149	Amphenol Corp. —Cl. A	7,469,370

	Energy Equipment & Services—4.0%
69	Diamond Offshore Drilling, Inc.	4,558,424
124	National Oilwell Varco, Inc.	6,639,360
81	Schlumberger Ltd.	5,689,046

		16,886,830

	Health Care Equipment & Supplies—2.6%
111	Baxter International, Inc.	5,654,990
20	Intuitive Surgical, Inc. (a)	5,377,328

		11,032,318

	Health Care Providers & Services—3.0%
101	McKesson Corp.	6,630,990
116	Medco Health Solutions, Inc. (a)	6,088,227

		12,719,217

	Hotels, Restaurants & Leisure—1.7%
94	McDonald’s Corp.	7,271,495

	Household Products—1.8%
121	Procter & Gamble Co. (b)	7,717,398

	Independent Power Producers & Energy Traders—1.4%
92	Constellation Energy Group, Inc.	2,782,080
154	NRG Energy, Inc. (a)	3,066,120

		5,848,200

	Industrial Conglomerates—2.5%
290	General Electric Co.	4,648,347
277	Textron, Inc. (b)	5,771,304

		10,419,651

	Insurance—1.6%
53	MetLife, Inc.	2,144,911
87	Prudential Financial, Inc.	4,574,460

		6,719,371

	Internet Software & Services—2.0%
14	Google, Inc. —Cl. A (a)(b)	8,581,860

	Machinery—5.3%
176	AGCO Corp. (a)(b)	7,461,979
101	Deere & Co.	7,749,120
101	Joy Global, Inc. (b)	7,173,045

		22,384,144

	Metals & Mining—2.2%
96	Freeport-McMoRan Copper & Gold, Inc. (b)	9,089,280

AGIC Equity & Convertible Income Fund Schedule of Investments
October 31, 2010 (unaudited)

Shares		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Multiline Retail—1.7%
139	Target Corp.		$7,198,884

	Oil, Gas & Consumable Fuels—3.2%
90	Occidental Petroleum Corp.		7,060,974
121	Peabody Energy Corp. (b)		6,406,190

			13,467,164

	Pharmaceuticals—3.0%
137	Abbott Laboratories		7,030,840
63	Johnson & Johnson		4,029,547
39	Merck & Co., Inc.		1,406,793

			12,467,180

	Semiconductors & Semiconductor Equipment—3.7%
342	Intel Corp.		6,867,954
289	Texas Instruments, Inc.		8,539,816

			15,407,770

	Software—3.5%
248	Microsoft Corp.		6,598,728
280	Oracle Corp. (b)		8,243,760

			14,842,488

	Total Common Stock (cost-$379,426,249)		299,179,223

CONVERTIBLE PREFERRED STOCK— 15.7%

	Airlines—0.5%
51	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/CCC	2,096,373

	Banks—0.3%
26	Barclays Bank PLC, 10.00%, 3/15/11 (Teva Pharmaceuticals
	Industries Ltd.) (c)	A1/A+	1,296,360

	Capital Markets—0.3%
	Lehman Brothers Holdings, Inc. (c)(d)(e),
209	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	673,534
33	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	455,286

			1,128,820

	Commercial Banks—1.2%
18	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	Ba1/BB	2,394,772
3	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	Ba1/A-	2,700,000

			5,094,772

	Commercial Services & Supplies—1.3%
53	Avery Dennison Corp., 7.875%, 11/15/10	NR/BB+	1,885,488
102	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	3,662,588

			5,548,076

	Consumer Finance—0.5%
3	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	1,922,775

	Diversified Financial Services—3.6%
40	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	1,904,860
	Bank of America Corp.,
4	7.25%, 1/30/13, Ser. L (f)	Ba3/BB	4,001,075
31	10.00%, 2/24/11, Ser. SLB (Schlumberger Ltd.) (c)	A2/A	1,950,693
19	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	2,347,260
79	Credit Suisse Securities USA LLC, 8.00%, 9/20/11 (Bristol-Myers Squibb Co.) (c)	Aa2/A	2,104,740
178	JP Morgan Chase & Co., 10.00%, 1/20/11 (Symantec Corp.) (c)	Aa3/A+	2,700,976

			15,009,604

	Electric Utilities—0.2%
18	NextEra Energy, Inc., 8.375%, 6/1/12	NR/NR	961,400

	Food Products—1.4%
58	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	2,493,794
39	Bunge Ltd., 4.875%, 12/1/11 (f)	Ba1/BB	3,511,400

			6,005,194

	Household Durables—0.4%
41	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	1,722,000

	Insurance—1.2%
148	American International Group, Inc., 8.50%, 2/15/11	Ba2/NR	1,087,800
28	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	2,187,350
53	XL Group Ltd., 10.75%, 8/15/11	Baa2/BBB-	1,570,636

			4,845,786

	Multi-Utilities—1.2%
102	AES Trust III, 6.75%, 10/15/29	B3/B	4,964,727

	Oil, Gas & Consumable Fuels—0.9%
20	ATP Oil & Gas Corp., 8.00%, 10/1/14 (f)(g)(h)	NR/NR	1,542,800
27	Chesapeake Energy Corp., 5.00%, 11/15/10 (f)	NR/B	2,198,256

			3,741,056

	Pharmaceuticals—0.6%
2	Mylan, Inc., 6.50%, 11/15/10	NR/B	2,379,220

	Real Estate Investment Trust—1.7%
91	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	NR/NR	2,203,675
207	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (a)(f)	Caa3/C	4,948,251

			7,151,926

AGIC Equity & Convertible Income Fund Schedule of Investments
October 31, 2010 (unaudited)

Shares		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Road & Rail—0.4%
1	Kansas City Southern, 5.125%, 2/20/11 (f)	NR/B-	$1,815,372

	Total Convertible Preferred Stock (cost-$86,185,595)		65,683,461

Principal
Amount
(000s)

CONVERTIBLE BONDS & NOTES — 9.6%
	Auto Components—0.6%
$1,425	BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	2,529,375

	Electrical Equipment—0.6%
1,880	EnerSys, 3.375%, 6/1/38 (i)	B2/BB	1,955,200
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	483,750

			2,438,950

	Electronic Equipment, Instruments & Components—0.3%
1,335	Anixter International, Inc., 1.00%, 2/15/13	NR/B+	1,438,463

	Energy Equipment & Services—0.3%
1,625	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (i)	NR/B+	1,445,925

	Hotels, Restaurants & Leisure—0.5%
2,100	MGM Mirage, 4.25%, 4/15/15 (g)(h)	Caa1/CCC+	2,018,625

	Internet Software & Services—0.5%
1,800	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	2,083,500

	IT Services—0.5%
2,110	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	2,144,288

	Machinery—0.5%
1,200	Titan International, Inc., 5.625%, 1/15/17 (g)(h)	NR/B+	2,062,500

	Media—1.3%
	Liberty Media LLC,
1,365	3.125%, 3/30/23	B1/BB-	1,539,037
4,000	3.50%, 1/15/31	B1/BB-	2,190,000
1,600	Regal Entertainment Group, 6.25%, 3/15/11 (g)(h)	NR/NR	1,636,000

			5,365,037

	Metals & Mining—0.5%
1,800	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	2,081,250

	Pharmaceuticals—0.6%
1,300	Valeant Pharmaceuticals International Inc., 5.375%, 8/1/14 (g)(h)	NR/NR	2,556,125

	Real Estate Investment Trust—1.1%
2,000	Boston Properties LP, 3.75%, 5/15/36	NR/A-	2,250,000
2,100	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	2,362,500

			4,612,500

	Semiconductors & Semiconductor Equipment—1.0%
1,950	Micron Technology, Inc., 1.875%, 6/1/14	NR/B	1,876,875
2,500	SunPower Corp., 4.75%, 4/15/14	NR/NR	2,293,750

			4,170,625

	Software—0.4%
1,400	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	1,536,500

	Thrifts & Mortgage Finance—0.9%
	MGIC Investment Corp.,
1,700	5.00%, 5/1/17	NR/CCC+	1,906,125
1,755	9.00%, 4/1/63 (g)(h)	Caa3/C	1,842,750

			3,748,875

	Total Convertible Bonds & Notes (cost-$40,061,399)		40,232,538

CORPORATE BONDS & NOTES— 2.3%
	Electric—0.5%
2,000	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 15.00%, 4/1/21 (g)(h)	Caa2/CCC	1,980,000

	Independent Power Producer—0.7%
4,340	Dynegy Holdings, Inc., 7.75%, 6/1/19	Caa2/B-	2,983,750

	Wireless Telecommunication Services—1.1%
4,600	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	4,676,682

	Total Corporate Bonds & Notes (cost-$10,595,323)		9,640,432

SHORT-TERM INVESTMENT—1.2%
	Time Deposit—1.2%
5,093	Citibank-London, 0.03%, 11/1/10 (cost-$5,092,697)		5,092,697

	Total Investments before call options written (cost-$521,361,263)—100.2%		419,828,351

Contracts

CALL OPTIONS WRITTEN (a)—(0.1)%
	AGCO Corp.,
270	strike price $45, expires 11/20/10		(14,850)
	Apple, Inc.,
180	strike price $310, expires 11/20/10		(81,000)
	Freeport-McMoRan Copper & Gold, Inc.,
180	strike price $100, expires 11/20/10		(34,200)

AGIC Equity & Convertible Income Fund Schedule of Investments
October 31, 2010 (unaudited)

Contracts		Value*

	Google, Inc.,
100	strike price $630, expires 11/20/10	$(70,000)
	International Business Machines Corp.,
370	strike price $145, expires 11/20/10	(52,170)
	Joy Global, Inc.,
710	strike price $75, expires 11/20/10	(70,290)
	Oracle Corp.,
1,965	strike price $30, expires 11/20/10	(80,565)
	Peabody Energy Corp.,
170	strike price $55, expires 11/20/10	(14,110)

	Total Call Options Written (premiums received-$568,795)	(417,185)

	Total Investments net of call options written
	(cost-$520,792,468)—100.1%	419,411,166

	Other liabilities in excess of other assets—(0.1)%	(259,555)

	Net Assets—100.0%	$419,151,611

At October 31, 2010 the cost basis of investments for federal income tax is $521,152,130. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,740,125; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $(103,481,089); and net unrealized depreciation for federal income tax purposes is $(101,740,964).

The difference between book and tax appreciation is attributable to the tax treatment of convertible securities and premium amortization of bonds.

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘NYSE”) on each day NYSE is open for business.

(a)	Non-income producing.
(b)	All or partial amount segregated as collateral for call options written.
(c)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(d)	Fair-Valued—Securities with an aggregate value of $1,128,820 representing 0.27% of net assets.
(e)	In default.
(f)	Perpetual maturity. Maturity date shown is the first call date.
(g)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $13,638,800, representing 3.25% of net assets.
(h)	144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)	Step-Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:
NR-Not Rated
WR-Withdrawn Rating

Other Investments:

Transactions in call options written for the nine months ended October 31, 2010:

	Contracts	Premiums

Options outstanding, January 31, 2010	17,065	$878,695
Options written	82,410	3,884,843
Options terminated in closing purchase transactions	(35,405)	(1,363,217)
Options expired	(60,125)	(2,831,526)

Options outstanding, October 31, 2010	3,945	$568,795

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

●	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
●

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

●	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds and notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at October 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Observable Inputs	Value at 10/31/10

Investments in Securities - Assets
Common Stock	$299,179,223			$299,179,223
Convertible Preferred Stock:
Banks	–	$1,296,360	–	1,296,360
Capital Markets	–	–	$1,128,820	1,128,820
Diversified Financial Services	8,253,195	6,756,409	–	15,009,604
All Other	48,248,677	–	–	48,248,677
Convertible Bonds & Notes	–	40,232,538	–	40,232,538
Corporate Bonds & Notes	–	9,640,432	–	9,640,432
Short-Term Investment	–	5,092,697	–	5,092,697

Total Investments in Securities - Assets	$355,681,095	$63,018,436	$1,128,820	$419,828,351

Investments in Securities - Liabilities
Call Options Written, at value:
Market Price	$(417,185)	–	–	$(417,185)

Total Investments	$355,263,910	$63,018,436	$1,128,820	$419,411,166

There were no significant transfers between Levels 1 and 2 during the nine months ended October 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2010, were as follows:

	Beginning Balance 1/31/10	Net Purchases (Sales) and Settlements	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3*	Ending Balance 10/31/10

Investments in Securities - Assets
Convertible Preferred Stock: Capital Markets	$1,128,820	–	–	–	–	$1,128,820

Total Investments	$1,128,820	–	–	–	–	$1,128,820

There was no change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at October 31, 2010.

* There were no transfers into or out of Level 3 during the nine months ended October 31, 2010.

Item 2. Controls and Procedures

a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Equity & Convertible Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 21, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 21, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 21, 2010